COMMITMENTS AND CONTINGENCIES - CAPITAL LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Capital Lease Obligations [Abstract]
Capital lease obligations	$ 189		$ 204
Utility Fleet Leases [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	11		24
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	7
Capital Leases, Future Minimum Payments Due in Two Years	3
Capital Leases, Future Minimum Payments Due in Three Years	1
Capital Leases, Future Minimum Payments Due, Total	11
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	11	[1]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense	13		15	17
Power Purchase Agreements [Member]
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	24
Capital Leases, Future Minimum Payments Due in Two Years	24
Capital Leases, Future Minimum Payments Due in Three Years	24
Capital Leases, Future Minimum Payments Due in Four Years	24
Capital Leases, Future Minimum Payments Due in Five Years	24
Capital Leases, Future Minimum Payments Due Thereafter	419
Capital Leases, Future Minimum Payments Due, Total	539	[2]
Capital Leases, Future Minimum Payments, Executory Costs	(89)
Capital Leases, Future Minimum Payments, Interest Included in Payments	(272)	[3]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	178	[4]
Capital Leases, Current portion	2
Capital Leases, Noncurrent portion	176
San Diego Gas and Electric Company and Subsidiary [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	185		193
San Diego Gas and Electric Company and Subsidiary [Member] | Utility Fleet Leases [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	7		13
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	4
Capital Leases, Future Minimum Payments Due in Two Years	2
Capital Leases, Future Minimum Payments Due in Three Years	1
Capital Leases, Future Minimum Payments Due, Total	7
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	7	[1]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense	7		7	6
San Diego Gas and Electric Company and Subsidiary [Member] | Power Purchase Agreements [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	178
Capital Lease Term (Years)	25
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense	2		2	1
Southern California Gas Company [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	4		11
Southern California Gas Company [Member] | Utility Fleet Leases [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	4		11
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	3
Capital Leases, Future Minimum Payments Due in Two Years	1
Capital Leases, Future Minimum Payments Due, Total	4
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	4	[1]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense	$ 6		$ 8	$ 11

[1]	Excludes negligible amounts of interest.
[2]	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.
[3]	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
[4]	Includes $2 million in Current Portion of Long-Term Debt and $176 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2012.